EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

	Shares	Fair Value
Common Stocks
Alphabet Inc. - Class A*	8,210	9,539,610
Alphabet Inc. - Class C*	979	1,138,391
Comcast Corp. - Class A	177,800	6,112,764
Walt Disney Co.	85,600	8,268,960
7.6% - Total For Communication Services		$25,059,725

Home Depot Inc.	39,000	7,281,690
Nike Inc. - Class B	87,500	7,239,750
TJX Companies Inc.	188,340	9,004,535
VF Corporation	116,000	6,273,280
9.0% - Total For Consumer Discretionary		$29,799,255

Coca Cola Co.	138,020	6,107,385
Colgate-Palmolive Co.	158,893	10,544,139
Procter & Gamble Co.	31,090	3,419,900
Unilever PLC ADR	145,300	7,347,821
8.3% - Total For Consumer Staples		$27,419,245

Chevron Corp.	70,890	5,136,689
Royal Dutch Shell PLC, Class B ADR	96,006	3,135,556
2.5% - Total For Energy		$8,272,245

American Express Co.	64,665	5,535,971
Axis Capital Holdings Inc.	129,750	5,014,838
Bank of America Corp.	226,915	4,817,405
First Hawaiian Inc.	287,000	4,744,110
Iberiabank Corp.	105,010	3,797,162
Invesco Ltd.	222,185	2,017,440
Marsh & McLennan Companies Inc.	65,300	5,645,838
Nasdaq Inc.	70,000	6,646,500
S&P Global Inc.	30,640	7,508,332
Willis Towers Watson PLC	39,600	6,726,060
15.8% - Total For Financial Services		$52,453,656

Abbott Laboratories	136,035	10,734,522
Alcon AG	128,985	6,555,018
CVS Health Corp.	113,025	6,705,773
Danaher Corp.	49,057	6,789,979
Medtronic PLC	69,500	6,267,510
Zimmer Biomet Holdings	85,400	8,632,232
Zoetis Inc.	65,454	7,703,281
16.1% - Total For Health Care		$53,388,315

Carlisle Companies Inc.	56,440	7,070,803
Honeywell International Inc.	49,000	6,555,710
Hubbell Inc.	53,300	6,115,642
Paccar Inc.	97,540	5,962,620
Waste Management Inc.	68,600	6,349,616
9.8% - Total For Industrials		$32,054,391

Accenture PLC - Class A	60,420	9,864,169
Amphenol Corp - Class A	78,150	5,695,572
Analog Devices, Inc.	108,000	9,682,200
Apple Inc.	29,540	7,511,727

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

	Shares	Fair Value
Automatic Data Processing Inc.	53,100	7,257,708
Cognizant Technology Solutions Corp.	53,120	2,468,486
Fidelity National Information Services Inc.	53,800	6,544,232
Mastercard Inc.- Class A	29,850	7,210,566
Microsoft Corp.	58,360	9,203,956
19.8% - Total For Information Technology		$65,438,616

PPG Industries, Inc.	99,995	8,359,582
2.5% - Total For Materials		$8,359,582

American Tower Corp.	47,757	10,399,087
3.1% - Total For Real Estate		$10,399,087

Alliant Energy Corp.	140,000	6,760,600
2.0% - Total For Utilities		$6,760,600

Total Common Stocks 96.5%		$319,404,717
(Identified Cost $301,908,151)

Cash Equivalents

First American Government Obligation Fund, Class Z**	11,592,622	11,592,622
Total Cash Equivalents 3.5%		$11,592,622
(Identified Cost $11,592,622)

Total Portfolio Value 100.0%		$330,997,339
(Identified Cost $313,500,773)

Other Assets in Excess of Liabilities 0.0%		$127,807

Total Net Assets 100.0%		$331,125,146

* Non-income producing security.

** Variable Rate Security; as of March 31, 2020, the 7 day annualized yield was 0.21%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

	Shares	Fair Value
Common Stocks
BorgWarner Inc.	29,400	$716,478
Burlington Stores Inc.*	3,000	475,380
Carter's Inc.	8,700	571,851
Cheesecake Factory Inc.	18,900	322,812
Culp Inc.	30,000	220,800
Hanesbrands Inc.	51,000	401,370
Lithia Motors Inc.	7,400	605,246
LKQ Corp.*	38,600	791,686
PVH Corp.	7,900	297,356
Texas Roadhouse Inc.	8,400	346,920
8.2% - Total For Consumer Discretionary		$4,749,899

Church & Dwight Co. Inc.	6,900	442,842
Inter Parfums Inc.	14,500	672,075
Lancaster Colony Corp.	4,700	679,808
3.1% - Total For Consumer Staples		$1,794,725

World Fuel Services Corp.	37,500	944,250
1.6% - Total For Energy		$944,250

Axis Capital Holdings Ltd.	17,700	684,105
Diamond Hill Investment Group Inc.	4,900	442,176
East West Bancorp Inc.	27,400	705,276
Everest Re Group Ltd.	4,700	904,374
Farmers National Bank	64,100	745,483
First Hawaiian Inc.	33,000	545,490
First Interstate BancSystem Inc.	29,400	847,896
Iberiabank Corp.	19,900	719,584
Invesco Ltd.	42,700	387,716
Reinsurance Group of America Inc.	11,600	976,024
SEI Investments Co.	14,700	681,198
Signature Bank	6,700	538,613
Wintrust Financial Corp.	21,900	719,634
WSFS Financial Corp.	21,200	528,304
16.2% - Total For Financial Services		$9,425,873

Align Technology Inc.*	2,600	452,270
Bio-Techne Corp.	4,400	834,328
Catalent Inc.*	16,700	867,565
Charles River Laboratories International Inc.*	8,700	1,098,027
Chemed Corp.	2,500	1,083,000
Globus Medical Inc.*	21,000	893,130
Integra Lifesciences Holding	19,400	866,598
Universal Health Services Inc. - Class B	8,300	822,364
West Pharmaceutical Services Inc.	6,400	974,400
13.5% - Total For Health Care		$7,891,682

Carlisle Companies Inc.	6,000	751,680
Comfort Systems USA Inc.	19,400	709,070
Gorman-Rupp Co.	26,787	836,022
Hubbell Inc.	7,800	894,972
ICF International Inc.	15,000	1,030,500
Idex Corp.	6,900	952,959
Nvent Electric PLC	35,400	597,198
Regal Beloit Corp.	12,000	755,400

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

	Shares	Fair Value
Smith (A.O.) Corp.	24,200	915,002
Snap-On Inc.	7,400	805,268
Watsco Inc.	3,500	553,105
15.2% - Total For Industrials		$8,801,176

Amdocs Ltd.	9,900	544,203
Black Knight Inc.*	12,800	743,168
Blackbaud Inc.	12,500	694,375
CACI International Inc.*	4,300	907,945
Constellation Software	600	545,016
Exlservice Holdings, Inc.	10,900	567,127
Flir Systems Inc.	17,800	567,642
IPG Photonics Corp.	4,800	529,344
Littelfuse Inc.	5,600	747,152
On Semiconductor Corp.	37,400	465,256
Paylocity Holding Corp.	7,500	662,400
PTC Inc.	10,200	624,342
Realpage, Inc.	13,300	703,969
Tyler Technologies Inc.*	1,700	504,152
15.0% - Total For Information Technology		$8,806,091

Avery Dennison Corp.	7,800	794,586
Packaging Corp. of America	3,900	338,637
RPM International Inc.	15,600	928,200
Stepan Co.	8,200	725,372
4.8% - Total For Materials		$2,786,795

American Assets Trust Inc.	19,500	487,500
Americold Realty Trust	25,400	864,616
Camden Property Trust	9,200	729,008
Coresite Realty Corp.	4,800	556,320
Equity Lifestyles Prty	13,200	758,736
Federal Realty Investors Trust	8,100	604,341
Host Hotels & Resorts Inc.	28,900	319,056
National Retail Properties Inc.	13,500	434,565
QTS Realty Trust Inc. - Class A	15,000	870,150
Stag Industrial Inc.	37,400	842,248
11.1% - Total For Real Estate		$6,466,540

Alliant Energy Corp.	19,100	922,339
Atmos Energy Corp.	10,200	1,012,146
Unitil Corp.	17,900	936,528
4.9% - Total For Utilities		$2,871,013

Total Common Stocks 93.6%		$54,538,044
(Identified Cost $63,728,666)

Cash Equivalents

First American Government Obligation Fund, Class Z**	3,520,102	3,520,102
Total Cash Equivalents 6.0%		$3,520,102
(Identified Cost $3,520,102)

Total Portfolio Value 99.6%		$58,058,146
(Identified Cost $67,248,768)

Other Assets in Excess of Liabilities 0.4%		$196,938

Total Net Assets 100.0%		$58,255,084

*  Non-income producing security.

** Variable Rate Security; as of March 31, 2020, the 7 day annualized yield was 0.21%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

	Shares	Fair Value
Preferred Stocks
Itau Unibanco Holding SA ADR	11,550	$51,860
0.3% - Total For Financial Services		51,860

Total Preferred Stocks 0.3%		51,860
(Identified Cost $63,654)

Common Stocks
Baidu, Inc. ADR*	1,000	$100,790
China Mobile Ltd. ADR	7,400	278,758
Deutsche Telekom AG ADR	7,100	91,874
KDDI Corp. ADR	18,400	268,640
Orange ADR	7,500	90,600
PLDT Inc. ADR	3,600	74,016
Publicis Groupe SA ADR	12,100	87,241
RTL Group SA ADR	15,000	51,750
SK Telecom Co. Ltd. ADR	3,400	55,318
SoftBank Group Corp. ADR	3,600	63,504
Telenor ASA ADR	9,600	139,584
Tencent Holdings Ltd. ADR	5,500	269,995
WPP PLC ADR	1,800	60,786
10.4% - Total For Consumer Discretionary		$1,632,856

Adidas AG ADR	2,000	$222,940
Alibaba Group Holdings ADR*	1,300	252,824
Bridgestone ADR	4,400	66,770
CIE Financiere Richemont AG ADR	22,000	118,140
Compass Group PLC ADR	6,500	101,010
Daimler AG	2,200	65,670
Honda Motor Co. Ltd. ADR	5,500	123,530
Magna International Inc.	4,100	130,872
Sony Corp. ADR	3,800	224,884
Toyota Motor Corp. ADR	2,200	263,890
10.1% - Total For Consumer Discretionary		$1,570,530

Coca-Cola Amatil Ltd. ADR	10,860	59,187
Danone ADR	6,184	78,753
Essity AB ADR	5,300	162,599
L'Oreal ADR	2,800	147,000
Nestle SA ADR	3,400	350,166
Reckitt Benckiser Group PLC ADR	5,900	90,890
Shoprite Holdings Ltd. ADR	32,100	223,095
Svenska Cellulosa Aktiebolaget ADR	11,100	108,891
Unilever NV ADR	2,500	121,975
Unilever PLC ADR	4,100	207,337
Wal-Mart De Mexico SAB de CV ADR	12,300	285,975
11.8% - Total For Consumer Staples		$1,835,868

BP PLC ADR	2,298	56,048
CNOOC Ltd. ADR	2,000	206,940
Equinor ASA ADR	4,000	48,720
Gazprom ADR	14,000	63,840
Lukoil Corp. ADR	4,100	242,556
Royal Dutch Shell PLC, Class B ADR	2,600	84,916
Suncor Energy Inc.	3,200	50,560

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

	Shares	Fair Value
Technip FMC PLC	5,900	39,766
Total SA ADR	2,352	87,588
Woodside Petroleum ADR	5,200	57,307
6.1% - Total For Energy		$938,241

Admiral Group PLC ADR	6,400	179,328
Allianz SE ADR	7,900	133,905
Banco Bradesco ADR	27,289	110,793
Banco Santander SA ADR	17,974	42,239
Bank of Montreal	1,240	62,322
Barclays PLC ADR	15,000	67,950
BNP Paribas ADR	4,000	60,240
China Construction Bank ADR	8,500	137,615
Deutsche Boerse AG ADR	7,000	94,640
ICICI Bank Ltd. ADR	5,480	46,580
Industrial and Commercial Bank Of China Ltd. ADR	23,500	318,895
KB Financial Group Inc. ADR	2,400	65,256
Legal and General Group PLC	5,000	58,900
Manulife Financial Corp.	4,420	55,427
Mitsubishi UFJ Financial Group Inc. ADR	40,000	146,400
Mizuho Financial Group Inc. ADR	25,000	57,750
National Australia Bank	8,700	44,370
Orix Corp. ADR	2,450	144,795
Royal Bank of Canada	1,000	61,550
Sumitomo Mitsui Financial Group Inc. ADR	48,000	229,920
Tokio Marine Holdings Inc. ADR	7,000	318,500
Toronto Dominion Bank	1,400	59,346
United Overseas Bank Ltd. ADR	4,100	111,643
Westpac Banking Corp. Ltd. ADR	7,250	74,313
Zurich Insurance Group Ltd. ADR	3,240	114,372
19.0% - Total For Financial Services		$2,797,049

Alcon Inc.	6,796	345,373
Astellas Pharma Inc. ADR	20,700	315,468
Bayer AG ADR	5,200	75,244
Dr. Reddy's Laboratories Ltd. ADR	3,340	134,702
Novartis AG ADR	2,480	204,476
Novo Nordisk AS	5,200	313,040
Roche Holdings Ltd. ADR	8,400	340,788
Takeda Pharmaceutical Co.	9,340	141,781
Taro Pharmaceuticals Ltd.	1,400	85,680
12.6% - Total For Health Care		$1,956,552

ABB Ltd. ADR	2,900	50,054
Atlas Copco AB ADR	5,400	179,496
BAE Systems PLC ADR	3,800	97,090
Bunzl PLC ADR	5,600	114,136
Canadian National Railway Co.	1,400	108,682
CK Hutchison Holdings Ltd. ADR	8,000	53,520
Itochu Corp. ADR	3,700	151,410
Komatsu Ltd. ADR	6,300	103,383
Relx PLC ADR	4,200	89,880
Schneider Electric SE ADR	13,900	237,690
Sensata Technologies Holding NV*	5,500	159,115
Siemens AG ADR	1,800	75,600
9.2% - Total For Industrials		$1,420,056

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

	Shares	Fair Value
Cap Gemini SA ADR	4,000	66,640
CGI Group Inc.*	5,100	277,491
Infosys Ltd. ADR	9,100	74,711
Lenovo Group Ltd. ADR	15,000	160,583
Open Text Corp.	5,000	174,600
SAP SE ADR	2,600	287,300
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,900	281,961
United Microelectronics ADR	44,930	97,498
9.2% - Total For Information Technology		$1,420,784

Air Liquide SA ADR	4,569	115,801
BASF SE ADR	7,400	86,580
BHP Billiton Ltd. ADR	2,550	93,559
Newcrest Mining Ltd. ADR	15,000	205,200
Nitto Denko Corp. ADR	7,100	155,845
Posco ADR	2,800	91,420
Rio Tinto PLC ADR	1,570	71,529
5.3% - Total For Materials		$819,934

Lend Lease Group ADR	7,000	45,080
Sun Hung Kai Properties Ltd. ADR	17,500	228,725
1.8% - Total For Real Estate		$273,805

Enel SpA ADR	21,100	148,122
Enersis SA ADR	25,100	152,106
Iberdrola SA ADR	3,578	139,211
National Grid PLC ADR	1,629	94,922
SSE PLC ADR	4,000	64,400
3.9% - Total For Utilities		$598,761

Total Common Stocks 99.4%		$15,264,436
(Identified Cost $15,248,223)

Cash Equivalents
First American Government Obligation Fund, Class Z**	188,460	188,460
Total Cash Equivalents 1.2%		$188,460
(Identified Cost $188,460)

Total Portfolio Value 100.9%		$15,504,756
(Identified Cost $15,500,337)

Liabilities in Excess of Other Assets 0.0%		$(5,149)

Total Net Assets 100.0%		$15,499,607

* Non-income producing security.

** Variable Rate Security; as of March 31, 2020, the 7 day annualized yield was 0.21%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
Ace Ina Holdings Inc.	3.350%	05/15/2024	2,375,000	$2,470,279
American Express Co.	3.000%	10/30/2024	11,000,000	11,251,967
AON PLC	3.500%	06/14/2024	3,320,000	3,448,703
AON PLC	4.000%	11/27/2023	4,330,000	4,513,898
Bank of America Corp.	3.248%	10/21/2027	15,000,000	15,367,718
BB&T Corp.	3.950%	03/22/2022	8,054,000	8,273,028
BB&T Corp.	3.750%	12/06/2023	6,775,000	7,164,519
Chubb INA Holdings Inc.	2.300%	11/03/2020	7,793,000	7,801,322
Fifth Third Bancorp	4.300%	01/16/2024	10,999,000	11,653,014
Huntington Bancshares	2.300%	01/14/2022	2,290,000	2,270,278
Huntington Bancshares	2.625%	08/26/2024	11,530,000	11,930,497
JP Morgan Chase & Co.	3.300%	04/01/2026	4,500,000	4,672,728
JP Morgan Chase & Co.	3.875%	09/10/2024	10,000,000	10,544,539
Keycorp	4.100%	04/30/2028	7,300,000	7,681,634
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	435,000	444,346
Marsh & McLennan Co. Inc.	4.800%	07/15/2021	3,955,000	4,058,900
Morgan Stanley	2.625%	11/17/2021	6,000,000	6,022,427
Morgan Stanley	5.500%	07/28/2021	1,500,000	1,557,444
MUFG Americas Holdings Corp.	3.000%	02/10/2025	6,949,000	6,363,747
MUFG Americas Holdings Corp.	3.500%	06/18/2022	7,659,000	7,797,054
PNC Financial Services	3.500%	01/23/2024	925,000	930,250
PNC Financial Services	3.900%	04/29/2024	9,991,000	10,552,707
Suntrust Banks Inc.	4.000%	05/01/2025	8,000,000	8,425,775
US Bancorp	3.100%	04/27/2026	7,000,000	7,078,173
US Bancorp	3.600%	09/11/2024	6,000,000	6,161,082
Wells Fargo & Co.	4.100%	06/03/2026	5,500,000	5,841,366
Wells Fargo & Co.	4.300%	07/22/2027	5,600,000	5,965,075
21.3% - Total For Corporate Bonds: Bank and Finance				$180,242,470

CVS Health Corp.	3.875%	07/20/2025	11,000,000	11,555,553
Eaton Corp.	2.750%	11/02/2022	6,166,000	6,160,441
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.119%	03/15/2023	2,180,000	2,029,096
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.303%	04/15/2023	7,275,000	7,086,619
Johnson Controls International PLC	3.900%	02/14/2026	6,430,000	6,997,322
Kroger Co. Senior	3.500%	02/01/2026	10,000,000	10,535,282
Kroger Co. Senior	4.000%	02/01/2024	595,000	625,980
McDonald's Corp.	2.625%	01/15/2022	4,500,000	4,536,187
McDonald's Corp.	3.625%	05/20/2021	670,000	689,021
McDonald's Corp.	3.700%	01/30/2026	4,269,000	4,465,388
Pepsico Inc.	2.850%	02/24/2026	9,090,000	9,579,119
Shell International	3.250%	05/11/2025	6,779,000	7,102,918
Union Pacific Corp.	3.150%	03/01/2024	2,500,000	2,598,669
Union Pacific Corp.	3.500%	06/08/2023	8,365,000	8,602,500
9.8% - Total For Corporate Bonds: Industrial				$82,564,095

Berkshire Hathaway Energy Co.	3.500%	02/01/2025	1,500,000	1,582,136
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	9,574,000	9,991,241
Duke Energy Corp.	2.650%	09/01/2026	5,000,000	4,960,848
Duke Energy Corp.	3.550%	09/15/2021	6,860,000	6,940,551
Enterprise Products	3.750%	02/15/2025	10,500,000	10,441,436
Eversource Energy	3.800%	12/01/2023	4,707,000	5,014,011
Eversource Energy	2.500%	03/15/2021	1,665,000	1,650,867
Eversource Energy	2.750%	03/15/2022	1,500,000	1,521,596
Eversource Energy Senior	2.800%	05/01/2023	3,750,000	3,702,999
Georgia Power Co.	2.200%	09/15/2024	260,000	243,890
Georgia Power Co.	2.850%	05/15/2022	2,200,000	2,183,293
Interstate Power & Light Co.	3.250%	12/01/2024	5,120,000	5,177,397
Interstate Power & Light Co.	3.400%	12/01/2024	1,000,000	1,060,154
Interstate Power & Light Co.	3.650%	09/01/2020	3,211,000	3,209,807
Interstate Power & Light Co.	4.100%	09/26/2028	2,325,000	2,601,826
National Rural Utilities Collateral Trust	2.300%	11/01/2020	2,699,000	2,697,751
National Rural Utilities Collateral Trust	3.400%	11/15/2023	10,000,000	10,535,820
Virginia Electric & Power Co.	2.950%	11/15/2026	2,550,000	2,625,342

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

Virginia Electric & Power Co.	3.450%	02/15/2024	3,590,000	3,722,855
Virginia Electric & Power Co.	2.950%	01/15/2022	3,170,000	3,194,713
Virginia Electric & Power Co.	2.750%	03/15/2023	2,018,000	2,032,703
Xcel Energy Inc.	3.300%	06/01/2025	11,520,000	11,683,084
11.4% - Total For Corporate Bonds: Utilities				$96,774,320

42.5% Total Corporate Bonds				$359,580,885

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	266,550
0.0% - Total For Certificates of Deposit				266,550

United States Government Treasury Obligations
Treasury Bond	2.500%	02/15/2045	20,500,000	25,632,207
Treasury Inflation Protected Security	1.000%	02/15/2046	4,345,720	5,281,303
Treasury Inflation Protected Security	1.375%	02/15/2044	5,522,750	7,078,947
Treasury Note	1.500%	05/31/2020	22,005,000	22,055,840
Treasury Note	2.125%	11/30/2023	18,500,000	19,719,121
Treasury Note	2.250%	04/30/2021	3,000,000	3,069,609
Treasury Note	2.500%	05/15/2046	23,500,000	29,647,637
Treasury Note	2.750%	02/15/2028	13,500,000	15,738,047
Treasury Note	2.750%	11/15/2042	8,425,000	10,897,869
Treasury Note	2.750%	08/15/2047	28,675,000	37,992,135
Treasury Note	3.125%	11/15/2028	15,500,000	18,712,012
23.2% - Total For United States Government Treasury Obligations				$195,824,727

United States Government Agency Obligations
FHLB Debenture	2.875%	09/13/2024	14,250,000	15,662,011
FHLB Debenture	3.250%	11/16/2028	21,750,000	25,707,303
4.9% - Total For United States Government Agency Obligations				$41,369,314

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.239%	04/01/2042	813,652	832,465
FHLMC Pool 780439 (1 year US T-Note Yield Curve + 2.223%)*	4.723%	04/01/2033	23,689	23,919
FHLMC Pool A89335	5.000%	10/01/2039	129,117	143,178
FHLMC Pool C01005	8.000%	06/01/2030	980	1,177
FHLMC Pool G06616	4.500%	12/01/2035	403,166	440,748
FHLMC Pool G08068	5.500%	07/01/2035	912,431	1,034,587
FHLMC Pool G13596	4.000%	07/01/2024	542,831	570,775
FHLMC Pool G18642	3.500%	04/01/2032	4,992,180	5,264,180
FHLMC Pool G18667	3.500%	11/01/2032	2,225,268	2,339,098
FHLMC Pool G31087	4.000%	07/01/2038	3,884,975	4,203,349
FHLMC Pool SB0017	3.500%	11/01/2028	5,655,282	5,954,918
FHLMC Pool ZA3721	3.000%	06/01/2029	11,730,011	12,284,381
FHLMC Series 2877 Class AL	5.000%	10/15/2024	147,235	155,374
FHLMC Series 2985 Class GE	5.500%	06/15/2025	94,917	102,033
FHLMC Series 3109 Class ZN	5.500%	02/15/2036	1,230,721	1,408,362
FHLMC Series 3592 Class BZ	5.000%	10/15/2039	966,535	1,093,539
FHLMC Series 3946 Class LN	3.500%	04/15/2041	306,764	324,584
FHLMC Series 4017 Class MA	3.000%	03/15/2041	581,419	601,373
FHLMC Series 4105 Class PJ	3.500%	06/15/2041	925,937	980,425
FHLMC Series 4180 Class ME	2.500%	10/15/2042	1,791,615	1,860,379
FHLMC Series 4287 Class AB	2.000%	12/15/2026	1,051,640	1,072,699
FHLMC Series 4517 Class PC	2.500%	05/15/2044	2,362,007	2,446,718
FHLMC Series 4567 Class LA	3.000%	08/15/2045	362,280	376,842
FHLMC Series 4582 Class PA	3.000%	11/15/2045	2,552,502	2,724,893
FHLMC Series 4646 Class D	3.500%	01/15/2042	709,554	736,578
FHLMC Series 4689 Class DA	3.000%	07/15/2044	1,337,079	1,408,409
FHLMC Series 4709 Class EA	3.000%	01/15/2046	1,143,192	1,209,216
FHLMC Series 4768 Class GA	3.500%	09/15/2045	8,389,779	8,995,302
FHLMC Series 4831 Class BA	3.500%	10/15/2044	3,075,754	3,214,977
FHLMC Series 4906 Class DE	2.500%	09/25/2049	7,016,514	7,338,638
FNMA Pool 109733	3.530%	09/01/2028	7,275,000	8,358,483
FNMA Pool 725027	5.000%	11/01/2033	286,607	317,346

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

FNMA Pool 725704		6.000%	08/01/2034	113,860	131,091
FNMA Pool 888223		5.500%	01/01/2036	400,045	452,379
FNMA Pool 995112		5.500%	07/01/2036	275,686	311,757
FNMA Pool AA4392		4.000%	04/01/2039	885,557	956,269
FNMA Pool AL6923		3.000%	05/01/2030	7,769,946	8,182,638
FNMA Pool AL9309		3.500%	10/01/2031	1,173,129	1,236,025
FNMA Pool AL9623		4.000%	12/01/2036	3,214,263	3,505,988
FNMA Pool AN8842		3.320%	04/01/2028	6,000,000	6,811,837
FNMA Pool AN9848		3.740%	07/01/2028	6,438,000	7,301,155
FNMA Pool AS5794		3.000%	09/01/2030	2,486,409	2,615,025
FNMA Pool AS6548		2.500%	01/01/2031	5,241,398	5,475,491
FNMA Pool BL0359		3.700%	11/01/2028	11,071,848	12,742,847
FNMA Pool BL0752		3.650%	01/01/2029	5,000,000	5,750,298
FNMA Pool BL2935		3.150%	06/01/2029	5,000,000	5,652,857
FNMA Pool BL5003		4.000%	03/01/2047	2,585,706	2,831,656
FNMA Pool BM1971		3.500%	12/01/2035	3,301,928	3,548,062
FNMA Pool MA0384		5.000%	04/01/2030	772,103	839,345
FNMA Pool MA2773		3.000%	10/01/2036	9,167,907	9,699,513
FNMA Pool MA3186		4.000%	11/01/2037	3,797,632	4,109,609
FNMA Pool MA3337		4.000%	04/01/2038	5,823,618	6,286,343
FNMA Series 2003-79 Class NJ		5.000%	08/25/2023	293,954	308,339
FNMA Series 2013-21 Class VA		3.000%	07/25/2028	2,389,856	2,482,197
FNMA Series 2013-6 Class BC		1.500%	12/25/2042	953,270	956,252
FNMA Series 2013-75 Class EG		3.000%	02/25/2043	483,146	510,895
FNMA Series 2014-04 Class PC		3.000%	02/25/2044	2,234,764	2,368,099
FNMA Series 2014-28 Class PA		3.500%	02/25/2043	254,425	271,006
FNMA Series 2015-72 Class GB		2.500%	12/25/2042	2,929,648	3,039,168
FNMA Series 2016-39 Class LA		2.500%	03/25/2045	902,890	939,386
FNMA Series 2016-40 Class PA		3.000%	07/25/2045	256,065	272,773
FNMA Series 2016-49 Class PA		3.000%	09/25/2045	1,870,261	1,982,652
FNMA Series 2016-64 Class PG		3.000%	05/25/2045	3,676,553	3,919,192
FNMA Series 2016-79 Class L		2.500%	10/25/2044	1,247,736	1,294,877
FNMA Series 2017-30 Class G		3.000%	07/25/2040	2,633,316	2,732,950
FNMA Series 2018-22 Class D		3.250%	11/25/2042	2,449,200	2,536,808
FNMA Series 2018-25 Class P		3.500%	03/25/2046	4,959,874	5,288,237
FNMA Series 2018-67 Class BA		4.500%	03/25/2046	6,552,448	6,981,134
GNMA II Pool 2658		6.500%	10/20/2028	13,112	15,169
GNMA II Pool 2945		7.500%	07/20/2030	2,259	2,657
GNMA II Pool 4187		5.500%	07/20/2038	10,831	11,755
GNMA II Pool 4847		4.000%	11/20/2025	174,093	182,414
GNMA Pool 780400		7.000%	12/15/2025	1,569	1,769
GNMA Pool 780420		7.500%	08/15/2026	876	997
GNMA Series 2009-124 Class L		4.000%	11/20/2038	9,506	9,524
23.9% - Total For Government Agency Obligations - Mortgage Backed Securities					$202,367,380

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center		2.853%	11/15/2026	1,085,000	1,132,020
Kansas Development Finance Authority Revenue		3.941%	04/15/2026	8,000,000	8,906,880
Hamilton County Ohio		3.374%	06/01/2034	5,000,000	5,287,400
Kentucky Property and Buildings Commission Revenue		6.164%	08/01/2023	1,000,000	1,086,000
University of Cincinnati Ohio General Receipts Revenue		5.616%	06/01/2025	930,000	958,514
University of Cincinnati Ohio General Receipts Revenue		2.162%	06/01/2025	2,185,000	2,242,859
University of Washington Revenue		5.400%	06/01/2036	3,000,000	4,018,530
2.8% - Total For Taxable Municipal Bonds					$23,632,203

Total Fixed Income Securities - Bonds	97.3%				$823,041,059
(Identified Cost $760,758,639)

Preferred Stocks
Allstate Corp.		5.100%	01/15/2053	264,996	6,455,303
Total Preferred Stocks	0.8%				$6,455,303
(Identified Cost $6,794,497)

Cash Equivalents				Shares
First American Government Obligation Fund, Class Z**				11,812,475	11,812,475

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

Total Cash Equivalents	1.4%	$11,812,475
(Identified Cost $11,812,475)

Total Portfolio Value	99.5%	$841,308,837
(Identified Cost $779,365,611)

Other Assets in Excess of Liabilities	0.5%	$4,361,487

Total Net Assets	100%	$845,670,324

* Variable Rate Security; the rate shown is as of March 31, 2020.
** Variable Rate Security; as of March 31, 2020, the 7 day annualized yield was 0.21%.

ARM - Adjustable Rate Mortgage
FHLB - Federal Home Loan Banks
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Akron Ohio GO Limited	4.000%	12/01/2025	650,000	$741,988
Abilene Texas GO Limited	5.000%	02/15/2029	730,000	933,305
Akron Ohio GO Limited	4.000%	12/01/2026	395,000	459,349
Akron Ohio GO Limited	5.000%	12/01/2024	400,000	466,528
Austin Texas GO Limited	5.000%	09/01/2029	1,000,000	1,222,900
Avon Ohio Bond Anticipation Note	2.000%	01/21/2021	1,000,000	1,006,230
Brecksville Ohio GO Limited	2.750%	06/04/2020	1,030,000	1,032,730
Cincinnati Ohio GO Unlimited	4.000%	12/01/2030	685,000	800,779
Cincinnati Ohio GO Unlimited	4.000%	12/01/2032	1,000,000	1,151,760
Cincinnati Ohio GO Unlimited	5.250%	12/01/2029	200,000	240,326
Columbus Ohio GO Unlimited	4.000%	04/01/2031	1,000,000	1,154,020
Dublin Ohio GO Limited	4.000%	12/01/2028	500,000	563,365
Fairborn Ohio GO Unlimited	2.000%	09/03/2020	942,000	945,080
Gahanna Ohio GO Limited	4.000%	12/01/2021	420,000	440,307
Gahanna Ohio GO Limited	3.000%	06/08/2020	745,000	749,574
Haltom City Texas GO Limited	4.000%	08/01/2025	675,000	758,511
Hurst Texas GO Limited	4.000%	08/15/2031	335,000	376,872
Lakewood Ohio GO Limited	4.000%	12/01/2028	840,000	968,260
Lakewood Ohio GO Limited	4.000%	12/01/2029	300,000	345,981
Mayfield Heights Ohio GO Limited Bond Anticipation (State Standby Note Purchase Program)	3.000%	04/02/2020	1,025,000	1,025,051
Medina Ohio GO Limited	2.000%	12/01/2020	55,000	55,341
Newport Kentucky GO Unlimited	3.000%	05/01/2023	205,000	213,895
Reynoldsburg Ohio GO Limited	4.000%	12/01/2030	1,000,000	1,179,320
Reynoldsburg Ohio GO Limited	4.000%	12/01/2031	595,000	694,817
Sharonville Ohio GO Bond Anticipation Limited	3.000%	06/25/2020	1,150,000	1,154,738
Strongsville Ohio GO Limited	4.000%	12/01/2030	350,000	387,373
Sycamore Township Ohio GO Limited	3.000%	05/06/2020	1,200,000	1,202,052
Tiffin Ohio GO Unlimited	3.000%	12/01/2020	225,000	227,727
Tiffin Ohio GO Unlimited	2.500%	06/19/2020	1,035,000	1,037,846
9.4% - Total For General Obligation - City				$21,536,025

Ashtabula County Ohio GO Limited	4.000%	12/01/2027	500,000	525,915
Butler County Ohio GO Limited	5.000%	12/01/2024	160,000	187,402
Butler County Ohio GO Limited	5.250%	12/01/2026	1,000,000	1,194,720
Clark County Ohio GO Limited	5.000%	12/01/2026	340,000	418,628
Clark County Ohio GO Limited	5.000%	12/01/2028	325,000	417,180
Hamilton County Ohio GO Limited	5.000%	12/01/2028	500,000	628,010
Knox County Ohio GO Limited	4.000%	12/01/2025	460,000	521,612
Lake County Ohio GO Bond Anticipation	3.000%	04/02/2020	550,000	550,028
Licking County Ohio GO Limited	3.000%	12/01/2024	555,000	586,363
Lorain County Ohio GO Limited	4.000%	12/01/2025	795,000	867,591
Lorain County Ohio GO Unlimited	4.000%	12/01/2030	450,000	495,923
Lucas County Ohio GO Limited	4.000%	10/01/2028	1,000,000	1,125,850
Lucas County Ohio GO Limited	4.000%	10/01/2029	605,000	682,755
Ottawa County Ohio GO Limited	4.000%	12/01/2021	295,000	308,664
Portage County Ohio GO Limited	3.000%	12/01/2021	270,000	270,408
Rowan County Kentucky GO Unlimited (AGM Insured)	4.000%	06/01/2024	390,000	427,557
Summit County Ohio GO Limited	4.000%	12/01/2023	300,000	329,331
Summit County Ohio GO Limited	4.000%	12/01/2031	500,000	552,230
4.4% - Total For General Obligation - County				$10,090,167

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Ohio GO Limited	3.000%	09/01/2026	1,385,000	1,470,787
Ohio GO Limited	4.000%	03/01/2026	1,060,000	1,169,244
Ohio GO Unlimited	3.000%	03/01/2027	555,000	579,659
Ohio GO Unlimited	4.000%	03/01/2030	1,225,000	1,498,763
Ohio GO Unlimited	5.000%	09/01/2022	400,000	436,684
Ohio GO Unlimited	5.000%	06/15/2030	1,335,000	1,776,738
Ohio GO Unlimited	5.000%	12/15/2023	500,000	569,165
Ohio GO Unlimited	5.000%	06/15/2034	1,000,000	1,282,240
Ohio GO Unlimited	5.000%	06/15/2035	1,000,000	1,277,470
Ohio GO Unlimited	5.000%	06/15/2039	2,000,000	2,513,780
Ohio GO Unlimited	5.000%	06/15/2024	410,000	474,017
Ohio Infrastructure Improvement GO Unlimited	5.000%	08/01/2022	500,000	544,330
Pennsylvania GO Unlimited	4.000%	01/01/2030	645,000	728,998
6.3% - Total For General Obligation - State				$14,321,875

Arizona Board of Regents Revenue Arizona State University	5.000%	08/01/2028	815,000	936,239
Arizona Board of Regents Revenue University of Arizona	5.000%	06/01/2029	125,000	142,981
Bowling Green State University Ohio Revenue	4.000%	06/01/2045	2,830,000	3,091,832
Bowling Green State University Ohio Revenue	5.000%	06/01/2024	405,000	464,661
Bowling Green State University Ohio Revenue	5.000%	06/01/2031	500,000	612,150
Bowling Green State University Ohio Revenue	5.000%	06/01/2032	500,000	610,855
Colorado Board of Governors University Enterprise System Revenue	5.000%	03/01/2027	225,000	277,909
Colorado Higher Education Lease Financing Program Certificate of Participation	5.000%	11/01/2025	290,000	347,063
Cuyahoga County Ohio Community College GO Unlimited	4.000%	12/01/2033	1,275,000	1,432,131
Cuyahoga County Ohio Community College GO Unlimited	5.000%	12/01/2027	400,000	484,484
Denison University Ohio Revenue	5.000%	11/01/2030	400,000	516,876
Denison University Ohio Revenue	5.000%	11/01/2033	325,000	414,888
Kent State University Ohio General Receipt Revenue	4.000%	05/01/2022	255,000	269,119
Kent State University Ohio Revenue	5.000%	05/01/2031	1,000,000	1,329,320
Kent State University Ohio Revenue	5.000%	05/01/2045	700,000	876,533
Lorain County Ohio Community College District General Receipts Revenue Bond	3.000%	06/01/2020	190,000	190,568
Lorain County Ohio Community College District General Receipts Revenue Bond	4.000%	12/01/2025	600,000	681,408
Miami University Ohio General Receipts Revenue	4.000%	09/01/2022	450,000	466,915
Miami University Ohio General Receipts Revenue	4.000%	09/01/2023	1,040,000	1,078,657
Miami University Ohio General Receipts Revenue	5.000%	09/01/2020	400,000	406,404
Miami University Ohio General Receipts Revenue	5.000%	09/01/2020	100,000	101,601
Miami University Ohio Revenue	4.000%	09/01/2027	300,000	317,379
Miami Valley Ohio Career Tech Center GO Unlimited	4.000%	12/01/2024	1,000,000	1,123,640
Morehead State University Kentucky General Receipts Revenue	3.000%	11/01/2025	300,000	321,345
Northern Kentucky University General Receipts Revenue	3.000%	09/01/2021	210,000	215,372
Nothern Kentucky Univeristy General Receipts Revenue	4.000%	09/01/2026	715,000	816,430
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	12/01/2033	620,000	683,302
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/2036	1,000,000	1,099,920
Ohio State University General Receipts Revenue	4.000%	06/01/2030	200,000	227,818
Ohio University General Receipts Revenue Bond	5.000%	12/01/2022	110,000	120,719
Penn State University Revenue	1.580%	06/01/2031	1,150,000	1,150,494
South Dakota Board of Regents Housing and Auxiliary Facilities System Revenue	5.000%	04/01/2026	315,000	376,731
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2024	610,000	691,270

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

University of Akron Ohio General Receipts Revenue	5.000%	01/01/2028	410,000	475,842
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	650,000	731,042
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	435,000	520,782
University of Akron Ohio Revenue	4.000%	01/01/2027	2,050,000	2,367,524
University of Akron Ohio Revenue	5.000%	01/01/2027	350,000	421,554
University of Cincinnati General Receipts Revenue	4.000%	06/01/2036	250,000	268,637
University of Cincinnati General Receipts Revenue*	5.000%	06/01/2026	330,000	351,044
University of Cincinnati General Receipts Revenue	5.000%	06/01/2026	140,000	148,448
University of Cincinnati General Receipts Revenue	5.000%	06/01/2032	1,250,000	1,583,125
University of Cincinnati General Receipts Revenue	5.000%	06/01/2020	300,000	301,899
University of Toledo Revenue	5.000%	06/01/2021	300,000	312,954
University of Toledo Revenue	5.000%	06/01/2026	885,000	981,996
University of Toledo Revenue	5.000%	06/01/2027	1,590,000	1,963,427
University of Toledo Revenue	5.000%	06/01/2031	500,000	666,210
14.4% - Total For Higher Education				$32,971,498

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center	5.000%	10/15/2024	100,000	105,611
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center	6.000%	07/01/2027	250,000	322,225
Butler County Ohio Cincinnati Childrens Hospital Medical Center Revenue	5.000%	05/15/2030	1,005,000	1,321,133
Franklin County Ohio Hospital Revenue Nationwide Childrens	4.000%	11/01/2036	800,000	902,080
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2032	500,000	616,770
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2048	2,100,000	3,205,104
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	5.250%	06/01/2025	1,000,000	1,077,180
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital Obligated Group	5.250%	06/01/2027	1,000,000	1,073,840
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2027	100,000	114,599
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2028	1,715,000	1,962,612
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	11/15/2041	1,205,000	1,704,424
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	11/15/2049	3,300,000	4,858,194
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue	5.000%	02/01/2029	250,000	282,460
7.7% - Total For Hospital/Health Bonds				$17,546,232

Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2026	705,000	864,006
Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2027	500,000	626,885
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2022	500,000	548,035
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2028	450,000	568,863
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2029	375,000	482,978
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2030	600,000	769,986
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2032	505,000	644,375
Hancock County Indiana	4.000%	02/15/2022	765,000	804,765
Hancock County Indiana	4.000%	02/15/2023	795,000	853,258
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	04/01/2022	425,000	456,424
Ohio Capital Facilities Lease Appropriation Revenue*	4.000%	04/01/2026	150,000	154,438
Ohio Capital Facilities Lease Appropriation Revenue*	5.000%	04/01/2024	275,000	285,832
Ohio Cultural and Sports Facilities Project Revenue	5.000%	10/01/2020	505,000	625,513
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	02/01/2023	300,000	330,972
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2035	1,160,000	1,451,496
4.1% - Total For Revenue Bonds - Facility				$9,467,826

Anderson Indiana Sewage Works Revenue (AGM Insured)	4.000%	11/01/2026	300,000	346,314
Cincinnati Ohio Water System Revenue	4.000%	12/01/2030	1,000,000	1,148,140

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Evansville Indiana Waterworks District Revenue (BAM Insured)	4.000%	01/01/2029	400,000	456,464
Evansville Indiana Waterworks District Revenue (BAM Insured)	5.000%	01/01/2022	300,000	319,755
Hamilton Ohio Wastewater System Revenue (BAM Insured)	5.000%	10/01/2027	930,000	1,159,375
Lafayette Indiana Sewage Works Revenue	5.000%	07/01/2022	150,000	162,317
Lima Ohio Sanitary Sewer Revenue	5.000%	12/01/2024	200,000	218,442
Lima Ohio Sewer Revenue	3.000%	12/01/2021	575,000	592,382
Northern Kentucky Water District Revenue	5.000%	02/01/2023	1,000,000	1,105,010
Owensboro Kentucky Water Revenue (BAM Insured)	5.000%	09/15/2025	485,000	576,481
Springboro Ohio Sewer System Revenue	4.000%	06/01/2022	245,000	259,080
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation	4.000%	12/01/2031	400,000	449,872
Toledo Ohio Water System Revenue	5.000%	11/15/2025	255,000	299,176
Toledo Ohio Waterworks Revenue	4.000%	11/15/2022	365,000	390,630
Toledo Ohio Waterworks Revenue	5.000%	11/15/2026	500,000	608,935
3.5% - Total For Revenue Bonds - Water & Sewer				$8,092,373

Akron Ohio Certificate of Participation	5.000%	12/01/2025	500,000	591,915
Akron Ohio Income Tax Revenue	4.000%	12/01/2031	870,000	1,020,406
Akron Ohio Income Tax Revenue	5.000%	12/01/2023	1,100,000	1,245,541
Akron Ohio Income Tax Revenue Community Learning Centers	5.000%	12/01/2028	380,000	409,496
Akron Ohio Income Tax Revenue	5.000%	12/01/2027	510,000	638,163
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	4.750%	11/01/2030	500,000	583,035
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	5.000%	11/01/2032	525,000	618,135
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project	3.500%	11/01/2024	110,000	113,669
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue	5.000%	06/01/2030	655,000	759,112
Linn County Iowa Certificates of Participation	2.000%	06/01/2023	455,000	466,075
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.)	2.150%	11/01/2035	800,000	798,376
Mason Ohio Certificate of Participation	5.000%	12/01/2023	750,000	768,780
Mobile Alabama Industrial Development Board Pollution Control Revenue*	2.924%	07/15/2034	1,025,000	1,057,267
Monroe County Georgia Development Authority Pollution Control Revenue*	2.050%	07/01/2049	1,085,000	1,082,060
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2022	250,000	270,535
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	567,800
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	567,800
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2026	500,000	605,860
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2027	1,060,000	1,275,350
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2028	570,000	684,678
Ohio Mental Health Capital Facilities Revenue	5.000%	02/01/2025	1,000,000	1,169,310
Ohio Special Obligation Revenue	5.000%	12/01/2029	510,000	618,166
Ohio Special Obligation Revenue	5.000%	04/01/2023	1,010,000	1,120,110
Ohio Special Obligation Revenue	5.000%	04/01/2029	665,000	775,969
Riversouth Ohio Authority Revenue	4.000%	12/01/2031	700,000	778,071
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2027	220,000	243,019
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2028	435,000	479,718
8.4% - Total For Other Revenue Bonds				$19,308,416

Aldine Texas ISD GO Unlimited	4.000%	02/15/2030	780,000	861,689
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2029	675,000	747,245
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2030	650,000	719,407
Athens Ohio CSD GO Unlimited	4.000%	12/01/2033	750,000	871,785
Beachwood Ohio CSD Certificates of Participation	3.000%	12/01/2024	435,000	459,421
Bellbrook-Sugarcreek Ohio LSD GO Unlimited	4.000%	12/01/2031	325,000	363,097

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Bellfontaine Ohio SCD GO Unlimited (National RE Insured)	5.500%	12/01/2026	615,000	738,590
Berea Ohio CSD GO Unlimited	4.000%	12/01/2031	500,000	561,340
Bexley Ohio CSD GO Unlimited	3.000%	12/01/2021	500,000	530,485
Big Walnut Ohio LSD GO Unlimited	4.000%	12/01/2033	500,000	578,910
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2030	290,000	342,038
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2031	150,000	175,742
Bloom-Carroll Ohio LSD GO Unlimited (SDCP)	4.000%	11/01/2029	325,000	387,153
Blue Mountain School District Pennsylvania GO Limited	4.000%	08/01/2024	500,000	550,805
Breckinridge County Kentucky SD Finance Corp.	5.000%	04/01/2025	265,000	309,080
Brownsville Indianna CSC Revenue	5.000%	01/15/2027	535,000	654,498
Chagrin Falls Ohio Exempted Village SD GO	4.000%	12/01/2022	100,000	107,353
Chillicothe Ohio CSD Special Obligation Revenue	4.000%	12/01/2023	130,000	138,698
Chillicothe Ohio SD GO Unlimited (AGM Insured)	4.000%	12/01/2029	400,000	441,864
China Spring ISD Texas GO Unlimited	4.000%	08/15/2027	890,000	1,002,710
Clark County Kentucky SD Finance Corp. Revenue Bond	3.000%	08/01/2022	115,000	119,004
Cleveland Heights and University Heights Ohio CSD GO Unlimited	4.000%	12/01/2032	1,000,000	1,141,020
Colorado Building Excellent Schools Today Certificates of Participation	4.000%	03/15/2030	1,000,000	1,165,560
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2029	400,000	456,168
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2022	655,000	703,162
Dayton Ohio SCD GO Unlimited (SDCP)	5.000%	11/01/2025	1,000,000	1,190,240
Denver Colorado City & County SD #1 Certificates of Participation	5.000%	12/01/2021	500,000	517,025
Dexter Michigan CSD GO Unlimited	4.000%	05/01/2031	670,000	768,899
Dublin Ohio CSD GO Unlimited	4.000%	12/01/2034	500,000	581,350
Dublin Ohio CSD GO Unlimited	5.000%	12/01/2026	500,000	556,935
Elyria Ohio SCD GO Unlimited (SDCP)	4.000%	12/01/2030	1,000,000	1,129,270
Fairfield Ohio CSD GO Unlimited	5.000%	12/01/2020	420,000	430,857
Franklin Indiana Community Multi-School Building Corp.	5.000%	01/15/2023	200,000	219,878
Granville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2026	510,000	612,627
Green County Ohio Vocational SD GO Umlimited	4.000%	12/01/2035	1,000,000	1,154,260
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured)	4.000%	01/01/2021	110,000	112,316
Hamilton Ohio CSD GO Unlimited	4.000%	12/01/2025	500,000	568,715
Hardin County Kentucky SD Finance Corp. Revenue	2.500%	06/01/2021	100,000	101,369
Hardin County Kentucky SD Finance Corp. Revenue	5.000%	05/01/2024	500,000	567,365
Houston Texas ISD GO Limited	5.000%	02/15/2030	440,000	523,763
Huber Heights Ohio CSD GO Unlimited	4.000%	12/01/2025	775,000	866,303
Hudson Ohio CSD GO Unlimited	4.000%	12/01/2033	800,000	898,592
Huntington County Indiana Countryside School Building Corp. Revenue	4.000%	01/15/2028	1,000,000	1,159,240
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured)	4.000%	06/01/2031	270,000	295,040
Jefferson County Kentucky SD Finance Corp.	3.500%	04/01/2021	340,000	340,626
Jefferson County Kentucky SD Finance Corp.	5.000%	10/01/2026	530,000	643,256
Johnstown-Monroe Ohio LSD GO Unlimited	4.000%	12/01/2029	800,000	911,744
Kenton County Kentucky SD Finance Corp. Revenue	4.000%	02/01/2028	400,000	449,192
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2020	240,000	244,620
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2030	400,000	449,160
Kettering Ohio CSD GO Unlimited	5.250%	12/01/2031	500,000	637,515
Lake Ohio LSD of Stark County GO Unlimited	4.000%	12/01/2023	400,000	428,392
Lakota Ohio LSD GO	5.250%	12/01/2025	205,000	249,042
Lakota Ohio LSD GO	4.000%	01/15/2026	400,000	455,532
Lakota Ohio LSD GO Unlimited*	4.000%	12/01/2027	275,000	299,005
Lakota Ohio LSD GO Unlimited	5.000%	12/01/2021	350,000	372,680

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Lancaster Ohio CSD GO Limited (SDCP)	4.000%	10/01/2027	1,000,000	1,105,190
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2025	715,000	849,198
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2027	500,000	619,320
Logan Hocking Ohio LSD Certificates of Participation	4.000%	12/01/2032	420,000	462,500
Louisville Ohio CSD GO Unlimited (SDCP)	3.000%	12/01/2020	370,000	374,410
Marysville Michigan PSD GO Unlimited	5.000%	05/01/2021	250,000	260,195
Marysville Ohio Exempted Village SD GO Unlimited	4.000%	12/01/2023	165,000	176,938
Marysville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2022	715,000	784,677
Marysville Ohio Exempted Village SD GO Unlimited (SDCP)	5.000%	12/01/2025	500,000	560,960
Mayfield Ohio CSD Certificates of Participation	4.000%	09/01/2032	280,000	312,343
Menifee County Kentucky SD Financial Corp. Revenue	3.000%	08/01/2022	615,000	651,303
Merrillville Indiana Multi School Building Corp.	5.000%	07/15/2026	1,000,000	1,214,240
Middletown Ohio CSD GO Umlimited (SDCP)	4.000%	12/01/2027	585,000	662,518
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured)	5.500%	12/01/2030	1,260,000	1,643,141
Munster Indiana School Building Corp. Revenue (State Intercept)	4.000%	01/15/2029	400,000	459,296
Murray Kentucky ISD Finance Corporation Revenue	5.000%	03/01/2025	810,000	941,811
Newark Ohio CSD GO Unlimited (School District Credit Program)	4.000%	12/01/2026	235,000	260,601
North Olmsted Ohio CSD GO Unlimited	4.000%	12/01/2029	500,000	590,230
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited*	5.000%	12/01/2028	100,000	113,927
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited*	5.000%	12/01/2029	150,000	170,890
Olentangy Ohio LSD GO Unlimited	4.000%	12/01/2026	1,000,000	1,071,050
Orange County Florida School Board Certificates of Participation	5.000%	08/01/2032	500,000	583,980
Princeton Ohio CSD Certificates of Participation	3.500%	12/01/2026	275,000	283,640
Princeton Ohio CSD GO Unliimited (National RE Insured)	5.250%	12/01/2030	1,000,000	1,303,710
Sarah Scott Indiana Middle School Building Corp. Revenue	5.000%	07/10/2022	640,000	693,414
Shelby Ohio CSD	4.000%	11/01/2021	320,000	334,035
Shelby Ohio CSD	4.000%	11/01/2022	675,000	717,302
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP)	4.000%	12/01/2026	930,000	1,081,506
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP)	4.000%	12/01/2027	965,000	1,137,928
South-Western City Ohio SD GO Unlimited*	4.000%	12/01/2025	1,000,000	1,063,160
Switzerland Ohio LSD GO Unlimited (SDCEP Insured)*	4.000%	12/01/2026	415,000	451,640
Talawanda Ohio CSD	5.000%	12/01/2027	775,000	970,393
Teays Valley Ohio LSD	4.000%	12/01/2032	580,000	651,218
Toledo Ohio CSD GO Unlimited	5.000%	12/01/2029	660,000	777,797
Tri Valley Ohio LSD GO	4.000%	12/01/2026	710,000	806,098
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2028	410,000	471,201
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2029	500,000	571,530
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2030	350,000	398,765
Upper Arlington Ohio CSD GO Unlimited	4.000%	12/01/2030	1,380,000	1,624,108
Vandalia Butler Ohio CSD GO Unlimited	3.000%	12/01/2024	500,000	536,890
Vermillion Ohio LSD Certificates of Participation	5.000%	12/01/2023	230,000	235,511
Wadsworth Ohio CSD GO Unlimited	3.500%	12/01/2022	215,000	220,349
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2027	840,000	930,065
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2033	1,075,000	1,176,114
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation	4.000%	04/01/2030	395,000	437,518
Western Reserve Ohio LSD GO (SDCEP Insured)	4.000%	12/01/2022	240,000	241,078
Westerville Ohio SCD Certificate of Participation	5.000%	12/01/2032	555,000	683,138
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured)	4.000%	03/01/2030	810,000	888,230
Wyoming Ohio CSD GO Unlimited	5.000%	12/01/2023	200,000	226,462
28.3%- Total For School District				$64,643,150

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Kentucky Association of Counties Finance Corp. Revenue	4.000%	02/01/2029	575,000	664,062
Kentucky Association of Counties Finance Corp. Revenue*	4.250%	02/01/2023	180,000	181,460
Kentucky Certificates of Participation	4.000%	04/15/2031	500,000	571,860
Kentucky Interlocal School Transportation Assoc. Certificate of Participation	3.000%	03/01/2024	560,000	582,322
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2023	350,000	392,753
Kentucky Property and Buildings Commission Revenue	5.000%	11/01/2026	1,000,000	1,176,330
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2029	600,000	702,978
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2026	635,000	764,591
Kentucky Property and Buildings Commission Revenue	5.000%	04/01/2026	525,000	610,565
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2030	600,000	702,234
Ohio Certificate of Participation	5.000%	09/01/2027	1,520,000	1,879,282
Ohio Department of Administration Certificate of Participation	4.000%	09/01/2025	775,000	813,153
Ohio Department of Administration Building Funding Series B	5.000%	10/01/2025	660,000	785,803
Ohio Department of Administration Certificate of Participation	5.000%	09/01/2023	1,320,000	1,412,585
Ohio Department of Administration Certificate of Participation	5.000%	03/01/2024	300,000	321,279
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project	4.000%	09/01/2027	145,000	151,657
Ohio Water Development Authority Revenue	5.250%	12/01/2034	2,000,000	2,790,540
Ohio Water Development Authority Revenue	5.000%	12/01/2028	1,000,000	1,290,200
6.9% - Total For State Agency				$15,793,654

FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement)	3.400%	01/25/2036	1,958,749	2,280,532
FHLMC Series M 053 Class A	2.550%	06/15/2035	4,000,000	4,493,120
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.500%	11/01/2050	1,000,000	1,071,020
Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured)	3.550%	05/01/2023	170,000	173,201
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.875%	05/01/2050	2,000,000	2,167,720
Ohio Housing Finance Agency Residential Mortgage Revenue	3.700%	03/01/2032	1,150,000	1,256,881
5.0% - Total For Housing				$11,442,474

Total Municipal Income Securities - Bonds	98.5%			$225,213,690
(Identified Cost $217,198,176)
			Shares
Cash Equivalents

Dreyfus AMT-Free Tax Cash Management Fund***			1,337,394	1,336,993
Total Cash Equivalents	0.6%			$1,336,993
(Identified Cost $1,336,864)

Total Portfolio Value	99.1%			$226,550,683
(Identified Cost $218,535,040)

Other Assets in Excess of Liabilities	0.9%			$2,062,188

Total Net Assets	100.0%			$228,612,871

* Pre-refunded / Escrowed-to-Maturity Bonds; as of March 31, 2020, these bonds represented 1.34% of total assets.
* Variable Rate Security; the rate shown is as of March 31, 2020.
** Variable Rate Security; as of March 31, 2020, the 7 day annualized yield was 0.17%.

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2019 - Unaudited

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

BAM - Build America Mutual

CSC - Community School Corporation

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2020 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
American Express Credit	2.250%	05/05/2021	3,350,000	$3,358,817
AON Corp.	5.000%	09/30/2020	2,575,000	2,600,910
Bank of America Corp.	3.300%	01/11/2023	3,300,000	3,418,932
BB&T Corp.	3.750%	12/06/2023	800,000	845,995
Chubb INA Holdings Inc.	2.300%	11/03/2020	3,350,000	3,353,577
Fifth Third Bancorp	4.300%	01/16/2024	2,300,000	2,436,761
Huntington Bancshares	2.300%	01/14/2022	2,500,000	2,478,469
JP Morgan Chase & Co.	3.375%	05/01/2023	1,000,000	1,045,250
JP Morgan Chase & Co.	4.500%	01/24/2022	2,300,000	2,404,284
Keycorp	5.100%	03/24/2021	2,500,000	2,543,276
Morgan Stanley	5.500%	07/28/2021	2,900,000	3,011,058
MUFG Americas Holding	3.000%	02/10/2025	3,300,000	3,022,070
PNC Bank	2.700%	11/01/2022	3,200,000	3,233,098
Prudential Financial Inc.	5.375%	06/21/2020	750,000	755,103
Suntrust Banks Inc.	2.900%	03/03/2021	2,500,000	2,505,658
US Bancorp	3.600%	09/11/2024	3,200,000	3,285,911
Wells Fargo & Co.	3.450%	02/13/2023	2,800,000	2,873,057
26.4% - Total Finance				$43,172,226

Chevron Corp. (3 month LIBOR + 0.950%)*	2.850%	05/16/2021	1,000,000	983,407
Burlington Northern Santa Fe	4.100%	06/01/2021	1,070,000	1,092,103
CVS Health Corp.	3.700%	03/09/2023	2,400,000	2,492,803
Eaton Electric Holdings	3.875%	12/15/2020	2,649,000	2,646,510
Emerson Electric Co.	4.250%	11/15/2020	2,636,000	2,648,169
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.085%	03/15/2023	3,500,000	3,257,723
Johnson Controls International PLC	3.750%	12/01/2021	1,476,000	1,457,350
McDonalds Corp.	2.200%	05/26/2020	1,450,000	1,450,101
McDonalds Corp.	2.625%	01/15/2022	1,000,000	1,008,041
Oracle Corp.	1.900%	09/15/2021	1,000,000	1,002,947
Norfolk Southern Corp.	2.903%	02/15/2023	2,000,000	2,028,824
Shell International	1.750%	09/12/2021	1,600,000	1,592,403
Union Pacific Corp.	3.150%	03/01/2024	2,700,000	2,806,563
15.0% - Total Industrial				$24,466,944

BP Capital Markets	4.500%	10/01/2020	3,350,000	3,349,002
Duke Energy Corp.	3.750%	04/15/2024	2,514,000	2,589,273
Enterprise Products	3.350%	03/15/2023	2,700,000	2,655,939
Eversource Energy	2.500%	03/15/2021	700,000	694,058
Eversource Energy	2.750%	03/15/2022	2,030,000	2,059,227
Georgia Power Co.	2.850%	05/15/2022	1,600,000	1,587,849
Interstate Power & Light	3.650%	09/01/2020	2,600,000	2,599,034
National Rural Utilites Corp.	2.350%	06/15/2020	1,230,000	1,230,031
National Rural Utilites Corp.	3.400%	11/15/2023	2,047,000	2,156,682
Virginia Electric & Power Co.	2.750%	03/15/2023	2,000,000	2,014,572
Virginia Electric & Power Co.	2.950%	01/15/2022	560,000	564,366
Xcel Energy Inc.	3.300%	06/01/2025	1,300,000	1,318,404
Xcel Energy Inc.	2.400%	03/15/2021	1,000,000	999,291
14.5% - Total Utilities				$23,817,728

55.9% Total Corporate Bonds				$91,456,898

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	266,550
0.2% - Total For Certificates of Deposit				266,550

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2020 - Unaudited

United States Government Treasury Obligations
Treasury Note	1.500%	09/30/2021	1,500,000	1,529,238
Treasury Note	1.500%	10/31/2024	3,500,000	3,680,879
Treasury Note	1.625%	08/31/2022	2,500,000	2,582,031
Treasury Note	2.125%	05/15/2022	2,500,000	2,600,293
Treasury Note	2.125%	11/30/2023	2,500,000	2,664,746
8.0% - Total United States Government Treasury Obligations				$13,057,187

United States Government Agency Obligations
FFCB	1.600%	08/14/2023	3,200,000	3,311,588
FHLB	2.625%	12/10/2021	4,200,000	4,357,836
FHLB	2.875%	09/13/2024	2,600,000	2,857,630
FFCB	1.600%	09/17/2024	2,000,000	2,085,784
FHLMC	2.500%	12/01/2027	1,632,693	1,697,238
FHLMC	2.375%	01/13/2022	4,000,000	4,140,261
11.3% - Total United States Government Agency Obligations				$18,450,337

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.239%	04/01/2042	178,976	183,114
FHLMC Pool G15973	3.000%	07/01/2031	2,042,884	2,151,651
FHLMC Pool G16330	3.500%	08/01/2032	2,333,135	2,462,705
FHLMC Pool G18642	3.500%	04/01/2032	3,196,600	3,370,768
FHLMC Series 2989 Class TG	5.000%	06/15/2025	298,378	319,397
FHLMC Series 4009 Class PA	2.000%	06/15/2041	283,620	289,500
FHLMC Series 4017 Class MA	3.000%	03/15/2041	284,895	294,673
FHLMC Series 4125 Class KP	2.500%	05/15/2041	2,037,435	2,108,071
FHLMC Series 4198 Class BE	2.000%	10/15/2040	1,206,923	1,238,388
FHLMC Series 4440 Class VC	2.500%	08/15/2026	2,083,440	2,160,555
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.599%)*	2.759%	02/01/2046	537,973	549,256
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.816%	12/01/2044	401,007	403,740
FNMA Pool 465973	3.590%	10/01/2020	2,772,820	2,772,745
FNMA Pool 469488	3.360%	11/01/2021	1,672,130	1,713,581
FNMA Pool AL6465	3.252%	11/01/2023	447,892	469,667
FNMA Pool AL9230	3.500%	12/01/2029	1,156,083	1,227,601
FNMA Pool AM0066	2.630%	08/01/2022	1,604,999	1,654,266
FNMA Pool AN3444	2.230%	11/01/2023	2,998,323	3,120,480
FNMA Pool FM1897	3.000%	09/01/2032	2,238,180	2,343,977
FNMA Pool MA0384	5.000%	04/01/2030	490,225	532,918
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	160,205	168,045
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	635,513	637,501
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,029,041	1,067,976
GNMA Pool 2004-95 Class QA	4.500%	03/20/2034	10,269	10,409
GNMA Pool 726475	4.000%	11/15/2024	108,765	114,306
19.2% - Total United States Government Agency Obligations- Mortgage-Backed Securities				$31,365,290

Taxable Municipal Bonds
Kansas Development Finance Authority Revenue	3.491%	04/15/2023	1,400,000	1,475,138
Kent State University	5.000%	05/01/2024	1,000,000	1,010,750
Kentucky State Property and Lodging Commission	2.080%	11/01/2023	700,000	708,981
University of Cincinnati General Receipts	1.878%	06/01/2023	1,100,000	1,121,879
University of Kentucky General Receipts Build America Bond	4.850%	11/01/2021	1,500,000	1,574,220
3.6% - Total For Taxable Municipal Bonds				$5,890,968

Total Fixed Income Securities	98.2%			$160,487,230.00
(Identified Cost $158,984,156)

Cash Equivalents			Shares
First American Government Obligation Fund, Class Z**			2,031,115	2,031,114
Total Cash Equivalents	1.2%			$2,031,114
(Identified Cost $2,031,115)

Total Portfolio Value	99.4%			$162,518,344
(Identified Cost $161,015,271)

Other Assets in Excess of Liabilities	0.6%			$941,751

Total Net Assets	100.0%			$163,460,095

* Variable Rate Security; the rate shown is as of March 31, 2020.

** Variable Rate Security; as of March 31, 2020, the 7 day annualized yield was 0.21%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2020 - Unaudited

Fixed Income Securities

Corporate Bonds:	Rate	Maturity	Face Value	Fair Value

Ace Ina Holdings Inc.	3.350%	05/15/2024	1,300,000	1,352,153
American Express Co.	3.000%	10/30/2024	2,300,000	2,352,684
AON Corp.	4.000%	11/27/2023	2,116,000	$2,205,868
BB&T Corp.	3.750%	12/06/2023	2,000,000	2,114,987
BB&T Corp.	3.950%	03/22/2022	1,000,000	1,027,195
Huntington Bancshares	2.300%	01/14/2022	2,000,000	1,982,775
JP Morgan Chase & Co.	3.875%	09/10/2024	1,605,000	1,692,399
Keycorp	4.100%	04/30/2028	1,000,000	1,052,279
Keycorp	5.100%	03/24/2021	1,000,000	1,017,310
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,500,000	1,532,227
Morgan Stanley	5.500%	07/28/2021	2,000,000	2,076,592
MUFG Americas Holdings Corp.	3.000%	02/10/2025	1,000,000	915,779
MUFG Americas Holdings Corp.	3.500%	06/18/2022	1,290,000	1,313,252
PNC Bank	3.500%	01/23/2024	2,000,000	2,011,351
Suntrust Bank Inc.	4.000%	05/01/2025	2,000,000	2,106,444
US Bancorp	3.100%	04/27/2026	2,000,000	2,022,335
US Bancorp	3.600%	09/11/2024	1,000,000	1,026,847
Wells Fargo & Co.	4.300%	07/22/2027	1,400,000	1,491,269
Wells Fargo & Co.	4.480%	01/16/2024	1,220,000	1,280,169
19.5% - Total Finance				$30,573,915

CVS Health Corp.	3.875%	07/20/2025	2,000,000	2,101,010
Eaton Corp.	2.750%	11/02/2022	1,900,000	1,898,287
General Electric Capital Corp. (3 month LIBOR + 1.00%)*	3.085%	03/15/2023	2,365,000	2,201,290
Johnson Controls International PLC	3.750%	12/01/2021	990,000	977,491
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	1,088,231
JP Morgan Chase & Co.	3.300%	04/01/2026	395,000	410,162
Kroger Co.	3.500%	02/01/2026	2,100,000	2,212,409
McDonalds Corp.	2.625%	01/15/2022	2,000,000	2,016,083
Union Pacific Corp.	3.500%	06/08/2023	2,150,000	2,211,043
9.6% - Total Industrial				$15,116,006

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	2,175,000	2,269,788
Duke Energy Corp.	3.750%	04/15/2024	2,250,000	2,317,368
Enterprise Products	3.750%	02/15/2025	1,860,000	1,849,625
Eversource Energy	2.500%	03/15/2021	1,000,000	991,512
Eversource Energy	2.800%	05/01/2023	1,000,000	987,466
Georgia Power Co.	2.850%	05/15/2022	1,111,000	1,102,563
Interstate Power & Light	3.250%	12/01/2024	1,825,000	1,845,459
National Rural Utilites Corp.	3.400%	11/15/2023	3,000,000	3,160,746
Virginia Electric & Power	2.950%	01/15/2022	500,000	503,898
Virginia Electric & Power Co.	2.750%	03/15/2023	935,000	941,812
10.2% - Total Utilities				$15,970,237

39.3% Total Corporate Bonds				$61,660,158

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	266,550
0.2% - Total For Certificates of Deposit				266,550

United States Government Treasury Obligations
Treasury Note	1.750%	11/15/2029	3,500,000	3,845,078
Treasury Note	2.000%	11/15/2026	6,000,000	6,571,172
Treasury Note	2.125%	11/30/2023	8,000,000	8,527,188
Treasury Note	2.250%	04/30/2021	6,000,000	6,139,219
Treasury Note	2.625%	02/15/2029	8,000,000	9,350,625

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2020 - Unaudited

Treasury Note	2.750%	02/15/2028	7,000,000	8,160,469
Treasury Note	3.125%	11/15/2028	8,000,000	9,657,812
33.4% - Total United States Government Treasury Obligations				$52,251,563

United States Government Agency Obligations
FHLB	2.875%	09/13/2024	5,000,000	5,495,442
FHLB	3.250%	11/16/2028	1,800,000	2,127,501
FHLMC	2.750%	03/25/2024	1,400,000	1,413,471
5.8% - Total United States Government Agency Obligations				$9,036,414

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.239%	04/01/2042	191,760	196,194
FHLMC Pool G08068	5.500%	07/01/2035	165,155	187,266
FHLMC Pool G18642	3.500%	04/01/2032	1,703,642	1,796,465
FHLMC Pool J12635	4.000%	07/01/2025	237,141	249,520
FHLMC Pool SB0017	3.500%	11/01/2028	1,615,795	1,701,405
FHLMC Series 2985 Class GE	5.500%	06/15/2025	75,934	81,626
FHLMC Series 3946 Class LN	3.500%	04/15/2041	552,806	584,919
FHLMC Series 4017 Class MA	3.000%	03/15/2041	116,284	120,275
FHLMC Series 4646 Class D	3.500%	01/15/2042	1,984,766	2,060,358
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.302%	12/01/2041	167,401	170,357
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.816%	12/01/2044	411,887	414,694
FNMA Pool AA4392	4.000%	04/01/2039	220,014	237,582
FNMA Pool AN8842	3.320%	04/01/2028	2,500,000	2,838,265
FNMA Pool MA0384	5.000%	04/01/2030	196,090	213,167
FNMA Pool MA1237	3.000%	11/01/2032	1,956,507	2,096,091
FNMA Series 2011-52 Class PC	3.000%	03/25/2041	938,084	988,877
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	1,564,770	1,591,088
FNMA Series 2015-37 Class BA	3.000%	08/25/2044	1,316,773	1,401,311
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	902,890	939,386
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	669,255	721,599
11.9% - Total United States Government Agency Obligations - Mortgage Backed Securities				$18,590,445

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue	5.330%	06/01/2020	725,000	725,029
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	3,000,000	3,401,040
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	300,000	308,820
University of Cincinnati Ohio General Receipts Revenue	5.117%	06/01/2020	1,060,000	1,067,346
University of Cincinnati Ohio General Receipts Revenue	5.117%	06/01/2021	375,000	377,284
3.7% - Total Taxable Municipal Bonds				$5,879,519

Total Fixed Income Securities	94.3%			$147,684,649
(Identified Cost $140,890,218)

Preferred Stocks			Shares
Allstate Corp.	5.100%	01/15/2053	59,890	1,458,920
Total Preferred Stocks	0.9%			$1,458,920
(Identified Cost $1,446,031)

Cash Equivalents
First American Government Obligation Fund, Class Z**			6,360,728	6,360,728
Total Cash Equivalents	4.1%			$6,360,728
(Identified Cost $6,360,728)

Total Portfolio Value	99.3%			$155,504,297
(Identified Cost $148,696,977)

Other Assets in Excess of Liabilities	0.7%			$1,060,605

Total Net Assets	100.0%			$156,564,902

* Variable Rate Security; the rate shown is as of March 31, 2020.

** Variable Rate Security; as of March 31, 2020, the 7 day annualized yield was 0.21%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2020 - Unaudited

Fixed Income Securities

Corporate Bonds:	Rate	Maturity	Face Value	Fair Value

American Express Co.	3.000%	10/30/2024	3,800,000	$3,887,043
AON Corp.	3.500%	06/14/2024	1,650,000	1,713,964
AON Corp.	3.875%	12/15/2025	1,850,000	1,928,399
AON Corp.	4.000%	11/27/2023	1,000,000	1,042,471
Bank of America Corp.	3.248%	10/21/2027	5,000,000	5,122,573
BB&T Corp.	3.750%	12/06/2023	2,300,000	2,432,235
BB&T Corp.	3.950%	03/22/2022	3,175,000	3,261,344
Chubb INA Holdings Inc.	3.150%	03/15/2025	1,400,000	1,437,542
Chubb INA Holdings Inc.	3.350%	05/03/2026	2,000,000	2,117,648
Fifth Third Bancorp	4.300%	01/16/2024	3,500,000	3,708,114
Huntington Bancshares	2.300%	01/14/2022	225,000	223,062
Huntington Bancshares	2.625%	08/06/2024	3,525,000	3,647,442
JP Morgan Chase & Co.	3.300%	04/01/2026	2,100,000	2,180,607
JP Morgan Chase & Co.	3.875%	09/10/2024	3,400,000	3,585,143
Keycorp	4.100%	04/30/2028	3,740,000	3,935,522
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,265,000	1,292,179
Morgan Stanley	2.625%	11/17/2021	3,250,000	3,262,148
MUFG Americas Holdings Corp.	3.500%	06/18/2022	2,650,000	2,697,766
PNC Bank	3.500%	01/23/2024	3,570,000	3,590,262
Suntrust Bank Inc.	4.000%	05/01/2025	3,300,000	3,475,632
US Bancorp	3.100%	04/27/2026	4,500,000	4,550,254
US Bancorp	3.600%	09/11/2024	1,100,000	1,129,532
Wells Fargo & Co.	4.100%	06/03/2026	4,030,000	4,280,128
20.3% - Total Finance				$64,501,010

CVS Health Corp.	3.875%	07/20/2025	4,000,000	4,202,019
Eaton Corp.	2.750%	11/02/2022	3,945,000	3,941,443
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.303%	04/15/2023	1,165,000	1,134,833
General Electric Co.	4.650%	10/17/2021	2,000,000	2,034,923
Johnson Controls International PLC	3.625%	07/02/2024	1,225,000	1,229,076
Johnson Controls International PLC	3.750%	12/01/2021	1,000,000	987,365
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	1,088,231
Kroger Co.	3.500%	02/01/2026	3,300,000	3,476,643
Kroger Co.	4.000%	02/01/2024	150,000	157,810
McDonald's Corp.	3.700%	01/30/2026	1,075,000	1,124,453
Union Pacific Corp.	3.500%	06/08/2023	3,800,000	3,907,890
7.3% - Total Industrial				$23,284,686

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	6,166,000	6,434,719
Duke Energy Corp.	2.650%	09/01/2026	475,000	471,281
Duke Energy Corp.	3.550%	09/15/2021	3,325,000	3,364,043
Enterprise Products	3.350%	03/15/2023	1,640,000	1,613,237
Enterprise Products	3.750%	02/15/2025	1,875,000	1,864,542
Eversource Energy	2.800%	05/01/2023	2,225,000	2,197,113
Eversource Energy	3.150%	01/15/2025	923,000	914,725
Interstate Power & Light	3.400%	08/15/2025	1,525,000	1,616,734
Interstate Power & Light	3.650%	09/01/2020	2,575,000	2,574,044
National Rural Utilities Corp.	2.950%	02/07/2024	1,000,000	1,047,796
National Rural Utilities Corp.	3.050%	02/15/2022	100,000	99,794
National Rural Utilities Corp.	3.400%	11/15/2023	2,000,000	2,107,164
Virginia Electric & Power Co.	2.950%	11/15/2026	1,000,000	1,029,546
Virginia Electric & Power Co.	2.950%	01/15/2022	390,000	393,040
Virginia Electric & Power Co.	3.450%	09/01/2022	2,315,000	2,349,784
Xcel Energy Inc.	3.300%	06/01/2025	4,210,000	4,269,599
10.2% - Total Utilities				$32,347,161

37.8% Total Corporate Bonds				$120,132,857

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	266,550
0.1% - Total For Certificates of Deposit				266,550

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2020 - Unaudited

United States Government Treasury Obligations
Treasury Bond	2.500%	02/15/2045	6,000,000	7,502,109
Treasury Bond	2.250%	08/15/2046	5,000,000	6,035,547
Treasury Bond	2.750%	08/15/2047	8,290,000	10,983,602
Treasury Inflation Protected Security	1.375%	02/15/2044	2,434,850	3,120,940
Treasury Note	2.000%	02/15/2025	13,500,000	14,546,777
Treasury Note	2.125%	11/30/2023	3,000,000	3,197,695
Treasury Note	3.125%	11/15/2028	10,250,000	12,374,072
Treasury Note	2.500%	05/15/2046	11,800,000	14,886,898
Treasury Note	2.750%	02/15/2028	10,000,000	11,657,812
26.5% - Total United States Government Treasury Obligations				$84,305,452

United States Government Agency Obligations
FHLB	2.875%	09/13/2024	6,000,000	6,594,531
FHLB	3.250%	11/16/2028	8,250,000	9,751,046
5.1% - Total United States Government Agency Obligations				16,345,577

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.239%	04/01/2042	191,760	196,194
FHLMC Pool G01880	5.000%	08/01/2035	72,268	80,373
FHLMC Pool G06616	4.500%	12/01/2035	138,947	151,900
FHLMC Pool G08068	5.500%	07/01/2035	373,395	423,385
FHLMC Pool G09921	4.000%	07/01/2024	146,694	154,235
FHLMC Pool G13596	4.000%	07/01/2024	535,782	563,362
FHLMC Pool G18642	3.500%	04/01/2032	2,555,463	2,694,698
FHLMC Pool G18667	3.500%	11/01/2032	1,843,602	1,937,909
FHLMC Pool G31087	4.000%	07/01/2038	2,331,719	2,522,804
FHLMC Pool SB0017	3.500%	11/01/2028	4,416,950	4,650,975
FHLMC Pool ZK6713	3.000%	09/01/2029	6,878,522	7,244,108
FHLMC Series 2985 Class GE	5.500%	06/15/2025	66,442	71,423
FHLMC Series 3946 Class LN	3.500%	04/15/2041	552,806	584,919
FHLMC Series 4017 Class MA	3.000%	03/15/2041	232,567	240,549
FHLMC Series 4087 Class PT	3.000%	07/15/2042	776,232	820,479
FHLMC Series 4161 Class QA	3.000%	02/15/2043	189,150	202,488
FHLMC Series 4582 Class PA	3.000%	11/15/2045	1,191,168	1,271,617
FHLMC Series 4689 Class DA	3.000%	07/15/2044	1,502,336	1,582,482
FHLMC Series 4709 Class EA	3.000%	01/15/2046	1,622,828	1,716,553
FHLMC Series 4808 Class PK	3.500%	10/15/2045	1,099,306	1,146,993
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.302%	12/01/2041	167,401	170,357
FNMA Pool 1107	3.500%	07/01/2032	734,014	788,879
FNMA Pool 889050	6.000%	05/01/2037	263,463	303,136
FNMA Pool 995112	5.500%	07/01/2036	137,843	155,878
FNMA Pool AA4392	4.000%	04/01/2039	220,014	237,582
FNMA Pool AL6923	3.000%	05/01/2030	4,860,082	5,118,220
FNMA Pool AL9309	3.500%	10/01/2031	710,987	749,106
FNMA Pool AN8842	3.320%	04/01/2028	3,000,000	3,405,919
FNMA Pool AN9848	3.740%	07/01/2028	2,500,000	2,835,180
FNMA Pool BL0189	3.830%	10/01/2028	2,000,000	2,285,858
FNMA Pool BL0359	3.700%	11/01/2028	4,893,851	5,632,447
FNMA Pool BL2935	3.150%	06/01/2029	3,000,000	3,391,714
FNMA Pool MA0384	5.000%	04/01/2030	156,872	170,534
FNMA Pool MA2773	3.000%	10/01/2036	3,653,971	3,865,849
FNMA Pool MA3337	4.000%	04/01/2038	1,775,151	1,916,199
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	97,985	102,780
FNMA Series 2005-64 Class PL	5.500%	07/25/2035	70,858	75,657
FNMA Series 2011-53 Class DT	4.500%	06/25/2041	214,415	241,188
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	1,959,247	1,992,199
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	719,836	747,650
FNMA Series 2013-83 Class MH	4.000%	08/25/2043	334,966	375,011
FNMA Series 2014-20 Class AC	3.000%	08/25/2036	599,723	628,633
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	254,425	271,006
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	993,290	1,030,423
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	2,287,322	2,379,779
FNMA Series 2016-79 Class L	2.500%	10/25/2044	1,525,010	1,582,628
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	566,292	610,583
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,800,822	1,868,958

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2020 - Unaudited

FNMA Series 2018-67 Class BA	4.500%	03/25/2046	1,564,397	1,666,746
FNMA Series 2019-60	2.500%	03/25/2049	3,722,616	3,894,927
GNMA Pool 2009-124 Class L	4.000%	11/20/2038	6,680	6,692
24.2% - Total United States Government Agency Obligations - Mortgage Backed Securities				$76,759,164

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue	5.330%	06/01/2020	750,000	750,030
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	750,000	782,502
Kansas Development Finance Authority Revenue	3.741%	04/15/2025	3,705,000	4,041,155
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	125,000	141,710
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	295,000	303,673
Kentucky Property and Buildings Commission Revenue	5.373%	11/01/2025	590,000	668,718
Ohio Higher Education Facilities - Cleveland Clinic Health Systems	3.849%	01/01/2022	945,000	981,193
Ohio Major New Infrastructure Revenue	4.994%	12/15/2020	850,000	872,712
2.8% - Total Taxable Municipal Bonds				$8,541,693

Total Fixed Income Securities	96.5%			$306,351,293
(Identified Cost $285,481,459)

Preferred Stocks			Shares
Allstate Corp.	5.100%	01/15/2053	83,000	2,021,880
Total Preferred Stocks	0.6%			$2,021,880
(Identified Cost $2,034,817)

Cash Equivalents
First American Government Obligation Fund, Class Z**			5,975,643	5,975,643
Total Cash Equivalents	1.9%			$5,975,643
(Identified Cost $5,975,643)

Total Portfolio Value	99.0%			$314,348,816
(Identified Cost $293,491,919)

Other Assets in Excess of Liabilities	1.0%			$3,321,804

Total Net Assets	100%			$317,670,620

* Variable Rate Security; the rate shown is as of March 31, 2020.

** Variable Rate Security; as of March 31, 2020, the 7 day annualized yield was 0.21%.

ARM - Adjustable Rate Mortgage
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2020 - Unaudited

Fixed Income Securities

Corporate Bonds	Rate	Maturity	Face Value	Fair Value

American Express Credit	2.250%	05/05/2021	3,450,000	3,459,081
American Express Credit	2.500%	08/01/2022	1,000,000	1,006,483
BB&T Corp.	3.750%	12/06/2023	1,000,000	1,057,493
Fifth Third Bancorp	3.500%	03/15/2022	865,000	870,384
Fifth Third Bancorp	4.300%	01/16/2024	2,544,000	2,695,269
Goldman Sachs Group Inc.	2.600%	12/27/2020	3,500,000	3,500,006
Huntington Bancshares	2.300%	01/14/2022	2,123,000	2,104,716
Huntington Bancshares	3.150%	03/14/2021	1,100,000	1,102,843
JP Morgan Chase & Co.	2.550%	10/29/2020	1,700,000	1,700,008
JP Morgan Chase & Co.	4.500%	01/24/2022	2,600,000	2,717,886
Keycorp	5.100%	03/24/2021	3,500,000	3,560,587
Morgan Stanley	5.500%	07/28/2021	3,500,000	3,634,035
MUFG Americas Holding Corp.	3.000%	02/10/2025	3,500,000	3,205,226
Prudential Financial Inc.	5.375%	06/21/2020	1,030,000	1,037,009
Shell International	1.750%	09/12/2021	4,050,000	4,030,771
Wells Fargo & Co.	3.450%	02/13/2023	3,140,000	3,221,928
23.4% - Total Finance				$38,903,725

Burlington Northern Santa Fe	3.050%	03/15/2022	1,700,000	1,719,982
Chevron Corp. (3month LIBOR + 0.530)*	2.668%	03/03/2022	2,100,000	2,046,062
CVS Health Corp.	3.700%	03/09/2023	3,095,000	3,214,677
Eaton Electric Holdings	3.875%	12/15/2020	1,465,000	1,463,623
General Electric Capital Corp. (3 month LIBOR + 0.300%)*	2.603%	05/13/2024	1,600,000	1,381,330
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.303%	04/15/2023	2,000,000	1,948,211
Kroger Co.	3.400%	04/15/2022	1,000,000	1,029,093
McDonald's Corp.	2.200%	05/26/2020	400,000	400,028
McDonald's Corp.	2.625%	01/15/2022	2,300,000	2,318,495
McDonald's Corp.	2.750%	12/09/2020	1,000,000	995,543
Oracle Corp.	1.900%	09/15/2021	1,063,000	1,066,132
Union Pacific Corp.	3.150%	03/01/2024	2,800,000	2,910,510
12.3% - Total Industrials				$20,493,686

Berkshire Hathaway Energy Company	3.750%	11/15/2023	1,700,000	1,774,087
BP Capital Markets	4.500%	10/01/2020	4,300,000	4,298,719
Duke Energy Corp.	3.750%	04/15/2024	3,220,000	3,316,412
Enterprise Products	3.350%	03/15/2023	2,447,000	2,407,068
Enterprise Products	5.200%	09/01/2020	1,000,000	990,177
Eversource Energy	2.750%	03/15/2022	3,200,000	3,246,072
Georgia Power	2.850%	05/15/2022	2,600,000	2,580,255
Interstate Power & Light	3.650%	09/01/2020	2,610,000	2,609,031
Virginia Electric & Power Co.	2.750%	03/15/2023	2,410,000	2,427,559
Virginia Electric & Power Co.	2.950%	01/15/2022	500,000	503,898
Xcel Energy Inc.	2.600%	03/15/2022	2,061,000	2,064,180
15.8% - Total Utilities				$26,217,458

51.5% Total Corporate Bonds				$85,614,869

United States Government Treasury Obligations
Treasury Note (a)	1.375%	09/30/2020	1,300,000	1,308,531
Treasury Note (a)	2.500%	12/31/2020	1,467,000	1,493,819
Treasury Note (a)	1.125%	04/30/2020	1,800,000	1,801,498
Treasury Note (a)	1.500%	01/15/2023	1,734,000	1,793,335
Treasury Note (a)	1.500%	05/31/2020	1,665,000	1,668,847
Treasury Note (a)	1.750%	05/31/2022	44,000	45,439
Treasury Note (a)	1.375%	05/31/2021	4,800,000	4,871,625
7.8%- Total United States Government Treasury Obligations				12,983,094

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2020 - Unaudited

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Pool G16330	3.500%	08/01/2032	2,207,020	2,329,586
FHLMC Pool G18642	3.500%	04/01/2032	2,385,098	2,515,051
FHLMC Pool J12635	4.000%	07/01/2025	74,530	78,420
FHLMC Pool J32364	2.500%	11/01/2028	2,224,999	2,310,236
FHLMC Pool ZS7207	3.500%	07/01/2030	2,024,842	2,138,020
FHLMC Series 4009 Class PA	2.000%	06/15/2041	981,760	1,002,115
FHLMC Series 4198 Class BE	2.000%	10/15/2040	3,330,361	3,417,187
FHLMC Series 4271 Class CE	2.000%	08/15/2036	935,088	949,159
FHLMC Series 4287 Class AB	2.000%	12/15/2026	560,875	572,106
FHLMC Series 4440 Class VC	2.500%	08/15/2026	1,475,524	1,530,138
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.289%	12/01/2041	167,401	170,357
FNMA Pool 1106	3.000%	07/01/2032	787,242	837,783
FNMA Pool 833200	5.500%	09/01/2035	472,753	535,447
FNMA Pool AL9230	3.500%	12/01/2029	1,926,806	2,046,001
FNMA Pool AT2060	2.500%	04/01/2028	2,356,502	2,453,000
FNMA Pool FM1536	2.500%	11/01/2030	1,062,628	1,102,075
FNMA Pool MA2710	2.500%	08/01/2026	1,355,978	1,406,204
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	429,401	430,744
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,029,041	1,067,976
GNMA Pool 726475	4.000%	11/15/2024	108,765	114,306
GNMA Pool 728920	4.000%	12/15/2024	139,994	147,133
16.3% - Total United States Government Agency Obligations - Mortgage Backed Securities				$27,153,044

Taxable Municipal Bonds
Kent State University Revenue	1.875%	05/01/2023	1,000,000	1,012,090
Kentucky Asset Liability Commission Revenue	2.668%	04/01/2021	820,000	830,775
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	585,000	602,199
University of Akron General Receipts	1.976%	01/01/2021	500,000	502,670
University of Cincinnati General Receipts	1.878%	06/01/2023	1,200,000	1,223,868
2.5% Total Taxable Municipal Bonds				$4,171,602

Total Fixed Income Securities	78.1%			$129,922,609
(Identified Cost $129,643,038)

Cash & Cash Equivalents		Shares
Dreyfus AMT-Free Tax Cash Management Fund***		38,377,450	38,365,937
Total Cash Equivalents	23.1%		$38,365,937
(Identified Cost $38,364,658)

Total Portfolio Value	101.2%		$168,288,546
(Identified Cost $168,007,696)

Liabilities in Excess of Other Assets	-1.2%		$(2,086,923)

Total Net Assets:	100.0%		$166,201,623

Futures Contracts	Long Contracts	Notional Value at Purchase	Notional Value 3/31/2020	Unrealized Appreciation (Depreciation)

E-mini Standard & Poor's 500 (50 units per contract) expiring June 2020	1,282	203,093,468	164,717,770	(38,375,698)
		$203,093,468	$164,717,770	$(38,375,698)

* Variable Rate Security; the rate shown is as of March 31, 2020.

** Variable Rate Security; as of March 31, 2020, the 7 day annualized yield was 0.17%.

(a)  Position held as collateral for futures contracts

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2020:

Equity Income Fund	Level 1	Level 2		Level 3		Total
Common Stocks*	$319,404,717	$	---	$	---	$319,404,717
Cash Equivalents	11,592,622		---		---	11,592,622
Total	$330,997,339		$--		$--	$330,997,339

Opportunity Fund	Level 1	Level 2		Level 3		Total
Common Stocks*	$54,538,044	$	---	$	---	$54,538,044
Cash Equivalents	3,520,102		---		---	3,520,102
Total	$58,058,146	$	---	$	---	$58,058,146

International Fund	Level 1	Level 2		Level 3		Total
Common Stocks*	$15,264,436	$	---	$	---	$15,264,436
Cash Equivalents	188,460		---		---	188,460
Total	$15,504,756	$	---	$	---	$15,504,756

Fixed Income Fund	Level 1		Level 2	Level 3		Total
Corporate Bonds*	$	---	$359,580,885	$	---	$359,580,885
Certificates of Deposit		---	266,550		---	266,550
U.S. Government Treasury Obligations		---	195,824,727		---	195,824,727
U.S. Government Agency Obligations		---	41,369,314		---	41,369,314
U.S. Government Agency Obligations - Mortgage Backed		---	202,367,380		---	202,367,380
Taxable Municipal Bonds		---	23,632,203		---	23,632,203
Preferred Stocks		6,455,303	---		---	6,455,303
Cash Equivalents		11,812,475	---		---	11,812,475
Total		18,267,778	$823,041,059		$0	$841,308,837

Municipal Income Fund	Level 1		Level 2	Level 3		Total
Municipal Bonds*	$	---	$225,213,690	$	---	$225,213,690
Cash Equivalents		1,336,993	---		---	1,336,993
Total		$1,336,993	$225,213,690		$0	$226,550,683

Short Duration Bond Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$91,456,898	$	---	$91,456,898
Certificates of Deposit		---	266,550		---	266,550
U.S. Treasury Obligations		---	13,057,187		---	13,057,187
U.S. Agency Obligations		---	18,450,337		---	18,450,337
U.S. Agency Obligations – Mortgage-Backed		---	31,365,290		---	31,365,290
Taxable Municipal Bonds		---	5,890,968		---	5,890,968
Cash Equivalents		2,031,114	---		---	2,031,114
Total		$2,031,114	$160,487,230		$0	$162,518,344

Intermediate Bond Fund	Level 1		Level 2	Level 3	Totals
Corporate Bonds*	$	---	$61,660,158	---	$61,660,158
Certificates of Deposit		---	266,550	---	266,550
U.S. Treasury Obligations		---	52,251,563	---	52,251,563
U.S. Agency Obligations		---	9,036,414	---	9,036,414
U.S. Agency Obligations – Mortgage-Backed		---	18,590,445	---	18,590,445
Taxable Municipal Bonds		---	5,879,519	---	5,879,519
Preferred Stocks		1,458,920	---	---	1,458,920
Cash Equivalents		6,360,728	---	---	6,360,728
Total		7,819,648	$147,684,649	$0	$155,504,297

Core Bond Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$120,132,857	$	---	$120,132,857
Certificates of Deposit		---	266,550		---	266,550
U.S. Treasury Obligations		---	84,305,452		---	84,305,452
U.S. Agency Obligations		---	16,345,577		---	16,345,577
U.S. Agency Obligations – Mortgage-Backed		---	76,759,164		---	76,759,164
Taxable Municipal Bonds		---	8,541,693		---	8,541,693
Preferred Stocks		2,021,880	---		---	2,021,880
Cash Equivalents		5,975,643	---		---	5,975,643
Total		$7,997,523	$36,351,293		$0	$314,348,816

Enhanced Return Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$85,614,869	$	---	$85,614,869
U.S. Treasury Obligations		---	12,983,094		---	12,983,094
U.S. Agency Obligations – Mortgage-Backed		---	27,153,044		---	27,153,044
Taxable Municipal Bonds		---	4,171,602		---	4,171,602
Cash Equivalents		38,365,937	---		---	38,365,937
Sub-Total		$38,365,937	$129,922,609		$0	$168,288,546
Other Financial Instruments**		(38,375,698)	---		---	(38,375,698)
Total		$(9,761)	$129,922,609		$0	$129,912,848

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 securities is included for this reporting period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the 3 months ended March 31, 2020 was $205,165,549. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin payable to the Broker on futures contracts as of March 31, 2020 was $2,660,150.

Tax Cost of Securities

As of March 31, 2020, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$313,500,773	$56,223,318	$(38,276,753)	$17,946,565
Johnson Opportunity Fund	67,248,768	4,518,233	(13,708,855)	(9,190,622)
Johnson International Fund	15,500,337	3,281,887	(3,277,468)	4,419
Johnson Fixed Income Fund	779,365,611	63,581,402	(1,638,175)	61,943,227
Johnson Municipal Income Fund	218,535,040	8,441,732	(426,89)	8,015,643
Johnson Institutional Short Duration Bond Fund	161,015,271	2,481,278	(978,205)	1,503,073
Johnson Institutional Intermediate Bond Fund	148,969,977	7,318,944	(511,623)	6,807,321
Johnson Institutional Core Bond Fund	293,491,919	21,426,535	(569,638)	20,856,897
Johnson Enhanced Return Fund	168,007,696	1,591,863	(1,311,013)	280,850